Exceptional items and remeasurements - Narrative (Details) £ in Millions, $ in Millions									1 Months Ended	12 Months Ended
	Jan. 31, 2023 GBP (£)	Oct. 07, 2022 GBP (£)	Oct. 07, 2022 USD ($)	May 25, 2022 GBP (£)	May 25, 2022 USD ($)	Mar. 27, 2022	Mar. 15, 2022 GBP (£)	Mar. 17, 2021	Nov. 30, 2021 GBP (£)	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 GBP (£) business_unit
Disclosure Of Exceptional Items [Line Items]
Cash inflows relating to insurance recovery										£ 79
Cost efficiency programme, annual savings, target									£ 400
Cost efficiency programme, period									3 years
Cash outflows relating to restructuring activities, operating activities										85
Revenue										21,659	£ 18,449	£ 13,665
Other provisions										2,642	2,539	£ 2,227
Number of business units | business_unit												6
St William Homes LLP
Disclosure Of Exceptional Items [Line Items]
Proportion of ownership interest disposed							50.00%
Cash proceeds							£ 413
US
Disclosure Of Exceptional Items [Line Items]
Revenue										£ 12,048	£ 10,646	£ 9,297
Other environment related provision
Disclosure Of Exceptional Items [Line Items]
Real discount rate (in percent)										1.50%	0.50%
Weighted average duration of cash flows										10 years 6 months
Other provisions										£ 1,891	£ 1,877	1,700
Other environment related provision | US
Disclosure Of Exceptional Items [Line Items]
Real discount rate (in percent)										1.50%	0.50%
Weighted average duration of cash flows										11 years
Other provisions										£ 1,768	£ 1,725
Other environment related provision | UK
Disclosure Of Exceptional Items [Line Items]
Real discount rate (in percent)										1.50%	0.50%
Other provisions										£ 123	£ 152
Millennium Pipeline Company, LLC
Disclosure Of Exceptional Items [Line Items]
Proportion of ownership interest disposed		26.25%	26.25%
Total consideration transferred		£ 497	$ 552
The Narragansett Electric Company
Disclosure Of Exceptional Items [Line Items]
Net gain on disposal				£ 280
Proportion of ownership interest disposed								100.00%
Total consideration transferred				£ 3,100	$ 3,900
UK Gas Transmission
Disclosure Of Exceptional Items [Line Items]
Proportion of ownership interest disposed						100.00%
Total consideration transferred	£ 5,475
Cash proceeds	£ 4,032
Exceptional items
Disclosure Of Exceptional Items [Line Items]
Income from reimbursements under insurance policies										130	0	0
Transaction, separation and integration costs										117	223	24
Cash outflow for transaction and separation costs										84	196	14
Changes in environmental provisions										176	0	14
Cost efficiency programme										(100)	(42)	0
New operating model implementation costs										0	(24)	(50)
Cash outflow for new operating model implementation costs and cost efficiency programme											48	33
Environmental insurance recovery										0	38	0
Exceptional items | St William Homes LLP
Disclosure Of Exceptional Items [Line Items]
Net gain on disposal										0	228	0
Revenue										0	189	0
Exceptional items | UK
Disclosure Of Exceptional Items [Line Items]
Deferred tax charge arising as a result of UK tax rate change											458
Exceptional items | Other environment related provision | US
Disclosure Of Exceptional Items [Line Items]
Changes in environmental provisions										165
Exceptional items | Other environment related provision | UK
Disclosure Of Exceptional Items [Line Items]
Changes in environmental provisions										11
Exceptional items | Millennium Pipeline Company, LLC
Disclosure Of Exceptional Items [Line Items]
Net gain on disposal										335	0	0
Proportion of ownership interest disposed		26.25%	26.25%
Exceptional items | The Narragansett Electric Company
Disclosure Of Exceptional Items [Line Items]
Net gain on disposal										511	£ 0	£ 0
Proportion of ownership interest disposed								100.00%
Transaction, separation and integration costs										39
Exceptional items | UK Gas Transmission
Disclosure Of Exceptional Items [Line Items]
Transaction, separation and integration costs										38
Exceptional items | National Grid Electricity Distribution
Disclosure Of Exceptional Items [Line Items]
Transaction, separation and integration costs										£ 40